Subsequent Events - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended
	Feb. 14, 2013	Mar. 03, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 09, 2013 Drilling Rig Eirik Raude [Member] Integer	Feb. 01, 2013 Drilling Rig Eirik Raude [Member] Integer	Feb. 14, 2013 Option Of Up To Four Period Extensions [Member]	Mar. 15, 2013 Far Eastern Shipyard Agreement [Member]
Number Of Wells					1
Number Of Wells Based On Contract Option					3	4
Maximum duration					6 months	12 months	6 months
Sale Of Subsidiarys Common Stock	7,500,000
Proceeds From Contract Termination		$ 13,700
Non Recoverable Revenue Due To Contract Termination			14,100
Seller Credit								$ 12,500
Number of shares of Ocean Rig UDW pledged as collateral								1,602,500
Variable rate basis				LIBOR				LIBOR
Spread on variable rate								3.00%